Document and Entity Information	Feb. 02, 2022
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 02, 2022
Entity Registrant Name	FAST RADIUS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-40032
Entity Tax Identification Number	85-3692788
Entity Address, Address Line One	113 N. May Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60607
City Area Code	888
Local Phone Number	787-1629
Entity Information, Former Legal or Registered Name	ECP Environmental Growth Opportunities Corp.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Entity Central Index Key	0001832351
Former Address [Member]
Document Information [Line Items]
Entity Address, Address Line One	40 Beechwood Road
Entity Address, City or Town	Summit
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	07901
Common stock, par value $0.0001 per share [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	FSRD
Security Exchange Name	NASDAQ
Warrants [Member]
Document Information [Line Items]
Title of 12(b) Security	Warrants, each whole warrant exercisable for one share of common stock at an exercise price of $11.50 per share
Trading Symbol	FSRDW
Security Exchange Name	NASDAQ